FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund (“PFO”):

Your Fund is off to a fine start in fiscal 2015—during the first fiscal quarter1, total return on net asset value2 was +2.3%, while total return on market price came in at +6.9%. The value of the investment portfolio increased modestly during the quarter, so much of the NAV return was comprised of interest and dividends earned on portfolio holdings.

Economic conditions in the U.S. remain the envy of most developed economies (faint praise indeed!). We expect gross domestic product (adjusted for inflation) to grow between 2.5% and 3.0% in 2015, up a bit from last year’s 2.4%. Inflationary expectations are low, reflecting falling energy and commodity prices, along with recent appreciation in the U.S. dollar. The outlook for interest rates in the U.S. has not changed—we expect the Federal Reserve to boost short-term interest rates by 0.25% sometime between June and September; subsequent increases, however, should be gradual. Intermediate and long-term interest rates, while likely to edge up over time, should remain substantially lower than what we would normally associate with 2.5-3.0% real GDP growth.

In contrast, many Euro-zone economies are struggling, and growth has slowed in Japan, as well as in China and many other developing countries. Around the globe, elevated geopolitical tensions are hampering economic activity. As evidence, interest rates are actually negative in a number of “safe” economies. In increasing numbers, foreign investors seeking better returns are making investments in U.S. markets. These moves help explain strength in the U.S. dollar and domestic fixed-income and equity markets.

By most measures, conditions in the preferred securities market remain healthy. Fundamental credit conditions are stable or improving, with loan delinquencies and defaults trending down across almost all loan categories. Income-oriented investors have increasingly turned to the preferred-securities space seeking alternatives to lower-yielding securities. New issue volumes, though less robust than last year, are well above historical norms. We expect preferred securities issuance to remain elevated throughout 2015, as issuers work toward future regulatory capital requirements and take advantage of low interest rates to reduce overall capital expense. We continue to be constructive on the preferred market, as demand shows little sign of abating.

The Fund’s investment portfolio did not change materially over the quarter. During 2014, we had reduced the portfolio’s exposure to foreign issuers as we saw better opportunities in the U.S. We also had increased holdings in fixed-to-floating preferred securities (coupons are fixed for an initial period, typically five or ten years, and then float with interest rates). We believe this increase provides some principal protection should intermediate- and long-term interest rates rise, while offering some price upside should credit spreads narrow. Putting it all together, the portfolio’s current construction is in-line with our views on the market.

[1]	December 1, 2014—February 28, 2015
[2]	Following the methodology required by the SEC, total return assumes dividend reinvestment and includes income and principal change, plus the impact of the Fund’s leverage and expenses.

We encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Robert M. Ettinger

Bradford S. Stone

March 31, 2015

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2015 (Unaudited)

Fund Statistics

Net Asset Value	$11.63

Market Price	$12.30

Premium	5.76%

Yield on Market Price	7.12%

Common Stock Shares Outstanding	12,349,855

Moody’s Ratings*	% of Net Assets†

A	1.6%

BBB	57.6%

BB	30.5%

Below “BB”	3.2%

Not Rated**	5.9%

Below Investment Grade***	26.0%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 1.2%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

JPMorgan Chase	4.9%

HSBC PLC	4.7%

Liberty Mutual Group	4.7%

MetLife	4.6%

Wells Fargo & Company	4.1%

Fifth Third Bancorp	3.6%

M&T Bank Corporation	3.3%

Citigroup	3.2%

PNC Financial Services Group	3.1%

Morgan Stanley	2.6%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	60%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	48%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 93.8%
	Banking — 47.1%
15,000	Astoria Financial Corp., 6.50%, Series C	$382,237	*
	Bank of America Corporation:
$2,540,000	8.00%, Series K	2,723,642	*
$920,000	8.125%, Series M	994,750	*(1)
	Barclays Bank PLC:
56,000	7.10%, Series 3	1,467,200	**(3)
4,700	7.75%, Series 4	123,751	**(3)
78,300	8.125%, Series 5	2,085,129	**(1)(3)
	Citigroup, Inc.:
81,200	6.875%, Series K	2,183,671	*(1)
74,694	7.125%, Series J	2,053,525	*
$2,299,000	8.40%, Series E	2,640,976	*
26,716	City National Corporation, 6.75%, Series D	766,749	*
	CoBank ACB:
18,100	6.125%, Series G, 144A****	1,721,198	*
10,000	6.25%, Series F, 144A****	1,030,938	*(1)
$4,500,000	Colonial BancGroup, 7.114%, 144A****	6,750	(4)(5)††
13,300	Cullen/Frost Bankers, Inc., 5.375%, Series A	331,336	*
274,600	Fifth Third Bancorp, 6.625%, Series I	7,631,821	*(1)
	First Horizon:
750	First Tennessee Bank, Adj. Rate, 3.75%(6), 144A****	547,078	*(1)
$500,000	First Tennessee Capital II, 6.30% 04/15/34, Series B	485,000
1	FT Real Estate Securities Company, 9.50%, 144A****	1,302,500
104,000	First Niagara Financial Group, Inc., 8.625%, Series B	2,834,260	*(1)
29,050	First Republic Bank, 6.70%, Series A	771,350	*(1)
	Goldman Sachs Group:
$195,000	5.70%, Series L	202,069	*
6,499	5.95%, Series I	164,701	*
50,000	6.375%, Series K	1,313,500	*
	HSBC PLC:
$800,000	HSBC Capital Funding LP, 10.176%, 144A****	1,210,000	(1)(3)
150,000	HSBC Holdings PLC, 8.00%, Series 2	3,958,875	**(1)(3)
$120,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	121,018
$91,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	92,219
130,000	HSBC USA, Inc., 6.50%, Series H	3,342,625	*(1)
	ING Groep NV:
30,000	7.05%	770,175	**(3)
21,700	7.20%	559,263	**(3)
42,500	7.375%	1,104,150	**(3)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	JPMorgan Chase & Company:
$300,000	6.00%, Series R	$307,312	*
60,900	6.70%, Series T	1,622,985	*(1)
$4,167,000	6.75%, Series S	4,519,862	*(1)
$3,750,000	7.90%, Series I	4,054,687	*(1)
$450,000	Lloyds Banking Group PLC, 6.657%, 144A****	507,375	**(3)
	M&T Bank Corporation:
$2,240,000	6.450%, Series E	2,430,400	*
$4,393,000	6.875%, Series D, 144A****	4,524,790	*(1)
	Morgan Stanley:
123,000	6.875%, Series F	3,335,760	*
77,200	7.125%, Series E	2,179,549	*(1)
236,500	PNC Financial Services Group, Inc., 6.125%, Series P	6,719,556	*(1)
$1,775,000	RaboBank Nederland, 11.00%, 144A****	2,301,398	(1)(3)
35,000	Regions Financial Corporation, 6.375%, Series B	890,838	*
	Royal Bank of Scotland Group PLC:
7,500	6.40%, Series M	187,875	**(3)
15,000	6.60%, Series S	380,250	**(3)
99,500	7.25%, Series T	2,550,185	**(1)(3)
	Sovereign Bancorp:
2,600	Sovereign REIT, 12.00%, Series A, 144A****	3,479,970
83,700	State Street Corporation, 5.90%, Series D	2,240,021	*(1)
10,000	Texas Capital Bancshares Inc., 6.50%, Series A	249,625	*
35,000	US Bancorp, 6.50%, Series F	1,049,038	*
	Wells Fargo & Company:
56,200	5.85%, Series Q	1,456,845	*
$1,750,000	5.875%, Series U	1,846,250	*
34,400	6.625%, Series R	958,728	*
$939,000	7.98%, Series K	1,030,552	*
123,500	8.00%, Series J	3,576,869	*(1)
	Zions Bancorporation:
$1,000,000	7.20%, Series J	1,065,000	*(1)
85,200	7.90%, Series F	2,372,820	*(1)

		100,760,996

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — 1.2%
$950,000	General Electric Capital Corp., 7.125%, Series A	$1,122,187	*(1)
	HSBC PLC:
55,000	HSBC Finance Corporation, 6.36%, Series B	1,392,188	*(1)

		2,514,375

	Insurance — 23.7%
	Ace Ltd.:
$1,200,000	Ace Capital Trust II, 9.70% 04/01/30	1,794,000	(1)(2)(3)
80,000	Allstate Corp., 6.625%, Series E	2,179,400	*(1)
$375,000	Aon Corporation, 8.205% 01/01/27	491,088	(1)(2)
105,000	Arch Capital Group, Ltd., 6.75%, Series C	2,916,112	**(1)(3)
	AXA SA:
$1,453,000	6.379%, 144A****	1,625,179	**(1)(2)(3)
$500,000	8.60% 12/15/30	695,199	(3)
187,000	Axis Capital Holdings Ltd., 6.875%, Series C	5,126,137	**(1)(3)
95,000	Delphi Financial Group, 7.376%, 05/15/37	2,377,974	(1)
27,250	Endurance Specialty Holdings, 7.50%, Series B	722,738	**(3)
$3,265,000	Everest Re Holdings, 6.60% 05/15/37	3,379,275	(1)(2)
10,000	Hartford Financial Services Group, Inc., 7.875%	303,525
$4,943,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	7,636,935	(1)
	MetLife:
$2,704,000	MetLife, Inc., 10.75% 08/01/39	4,526,496	(1)(2)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	450,625	(1)
$3,350,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	4,924,500	(1)(2)
24,000	PartnerRe Ltd., 7.25%, Series E	644,700	**(1)(3)
65,800	Principal Financial Group, 6.518%, Series B	1,697,147	*(1)
$241,000	Prudential Financial, Inc., 5.625% 06/15/43	256,062
	QBE Insurance:
$1,020,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	1,128,524	(1)(3)
	RenaissanceRe Holdings:
10,800	Renaissancere Holdings Ltd, 6.08%, Series C	271,080	**(3)
	Unum Group:
$2,750,000	Provident Financing Trust I, 7.405% 03/15/38	3,274,172	(1)(2)
	XL Group PLC:
$4,750,000	XL Capital Ltd., 6.50%, Series E	4,191,875	(1)(3)

		50,612,743

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — 14.4%
7,460	Alabama Power Company, 6.45%	$206,549	*(1)
	Baltimore Gas & Electric Company:
6,579	6.70%, Series 1993	667,563	*(1)
2,500	7.125%, Series 1993	253,984	*
	Commonwealth Edison:
$2,350,000	COMED Financing III, 6.35% 03/15/33	2,427,214	(1)(2)
$2,700,000	Dominion Resources, Inc., 7.50% 06/30/66	2,800,710	(1)(2)
22,500	Entergy Louisiana, Inc., 6.95%	2,251,406	*
80,000	Entergy Mississippi, Inc., 6.25%	2,005,000	*
16,937	Georgia Power Company, 6.50%, Series 2007A	1,818,082	*(1)
15,035	Gulf Power Company, 6.00%, Series 1	1,502,263	*(1)
24,000	Indianapolis Power & Light Company, 5.65%	2,334,751	*(1)
48,000	Integrys Energy Group, Inc., 6.00%	1,312,920	(1)(2)
	Nextera Energy:
$1,600,000	FPL Group Capital, Inc., 6.65% 06/15/67, Series C	1,600,803	(1)(2)
$750,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	791,699	(1)(2)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,809,000	(1)(2)
	PPL Corp:
35,000	PPL Capital Funding, Inc., 5.90%, Series B	890,488	(1)
$1,250,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	1,234,961	(1)(2)
$3,350,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	3,412,812	(1)(2)
31,000	Southern California Edison, 6.50%, Series D	3,240,470	*(1)
3,000	Wisconsin Public Service Corporation, 6.88%	304,969	*

		30,865,644

	Energy — 2.3%
$4,498,000	Enbridge Energy Partners LP, 8.05% 10/01/37	4,857,840	(1)(2)

		4,857,840

	Real Estate Investment Trust (REIT) — 3.7%
30,206	Kimco Realty Corporation, 6.90%, Series H	786,564
	National Retail Properties, Inc.:
40,000	5.70%, Series E	1,016,900	(1)
19,460	6.625%, Series D	513,793

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — (Continued)
	PS Business Parks, Inc.:
8,243	5.70%, Series V	$205,519
40,000	6.45%, Series S	1,062,900	(1)(2)
7,500	6.875%, Series R	194,400
13,000	Public Storage, 6.375%, Series Y	351,683
110,329	Realty Income Corporation, 6.625%, Series F	2,951,301	(1)(2)
32,285	Regency Centers Corporation, 6.625%, Series 6	855,956

		7,939,016

	Miscellaneous Industries — 1.4%
32,700	Ocean Spray Cranberries, Inc., 6.25%, 144A****	3,032,925	*

		3,032,925

	Total Preferred Securities (Cost $188,256,649)	200,583,539

Corporate Debt Securities — 5.0%
	Banking — 2.7%
$2,500,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	3,343,832	(1)(2)
75,000	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	1,856,438	(1)(2)
20,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	542,450

		5,742,720

	Financial Services — 0.3%
20,082	Affiliated Managers Group, Inc., 6.375% 08/15/42	525,195
5,048	Raymond James Financial, 6.90% 03/15/42	139,287

		664,482

	Insurance — 1.1%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,398,279	(1)(2)

		2,398,279

	Energy — 0.6%
$904,000	Energy Transfer Partners LP, 8.25% 11/15/29	1,255,196	(1)

		1,255,196

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par			Value

	Corporate Debt Securities — (Continued)
	Communication — 0.3%
24,200	Qwest Corporation, 7.375% 06/01/51		$642,087

			642,087

	Total Corporate Debt Securities (Cost $8,613,293)		10,702,764

	Common Stock — 0.0%
	Insurance — 0.0%
17,821	WMI Holdings Corporation, 144A****		45,444	*†

			45,444

	Total Common Stock (Cost $900,000)		45,444

	Money Market Fund — 0.3%
	BlackRock Liquidity Funds:
501,374	T-Fund, Institutional Class		501,374

	Total Money Market Fund (Cost $501,374)		501,374

	Total Investments (Cost $198,271,316***)	99.1%	211,833,121

	Other Assets And Liabilities (Net)	0.9%	1,958,689

	Total Managed Assets	100.0%‡	$213,791,810

Loan Principal Balance			(70,200,000)

Total Net Assets Available To Common Stock			$143,591,810

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2015, these securities amounted to $38,087,645 or 17.8% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $134,536,644 at February 28, 2015.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $47,740,050 at February 28, 2015.
(3)	Foreign Issuer.
(4)	Illiquid security (designation is unaudited).
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of February 28, 2015.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2014 through February 28, 2015 (Unaudited)

Value
OPERATIONS:
Net investment income	$2,610,257
Net realized gain/(loss) on investments sold during the period	145,769
Change in net unrealized appreciation/(depreciation) of investments	560,851

Net increase in net assets resulting from operations	3,316,877

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(2,703,113)

Total Distributions to Common Stock Shareholders	(2,703,113)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	240,705

Net increase in net assets available to Common Stock resulting from Fund share transactions	240,705

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$854,469

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$142,737,341
Net increase in net assets during the period	854,469

End of period	$143,591,810

(1)

These tables summarize the three months ended February 28, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2014 through February 28, 2015 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.58

INVESTMENT OPERATIONS:
Net investment income	0.21
Net realized and unrealized gain/(loss) on investments	0.06

Total from investment operations	0.27

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.22)

Total distributions to Common Stock Shareholders	(0.22)

Net asset value, end of period	$11.63

Market value, end of period	$12.30

Common Stock shares outstanding, end of period	12,349,855

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.42	%*
Operating expenses including interest expense	1.90	%*
Operating expenses excluding interest expense	1.41	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	1	%**
Total managed assets, end of period (in 000’s)	$213,792
Ratio of operating expenses including interest expense to total managed assets	1.27	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.94	%*

(1)

These tables summarize the three months ended February 28, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

*	Annualized.
**	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2014	$0.0730	$11.54	$11.55	$11.54
January 30, 2015	0.0730	11.64	12.26	11.65
February 27, 2015	0.0730	11.63	12.30	11.69

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2015, the aggregate cost of securities for federal income tax purposes was $202,822,749, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,702,323 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,691,951.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows:

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$100,760,996	$80,232,161	$20,522,085	$6,750
Financial Services	2,514,375	2,514,375	—	—
Insurance	50,612,743	35,847,332	14,765,411	—
Utilities	30,865,644	8,631,581	22,234,063	—
Energy	4,857,840	4,857,840	—	—
Real Estate Investment Trust (REIT)	7,939,016	7,939,016	—	—
Miscellaneous Industries	3,032,925	—	3,032,925	—
Corporate Debt Securities
Banking	5,742,720	2,398,888	3,343,832	—
Financial Services	664,482	664,482	—	—
Insurance	2,398,279	—	2,398,279	—
Energy	1,255,196	—	1,255,196	—
Communication	642,087	642,087	—	—
Common Stock
Insurance	45,444	45,444	—	—
Money Market Fund	501,374	501,374	—	—

Total Investments	$211,833,121	$144,274,580	$67,551,791	$6,750

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Preferred Securities
	Total Investments	Banking
Balance as of 11/30/14	$6,750	$6,750
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfer in	—	—
Transfer out	—	—
Balance as of 02/28/15	$6,750	$6,750

For the three months ended February 28, 2015, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $0.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 02/28/15	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
Banking	$6,750	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale Morgan Gust Karen H. Hogan Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer,

Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Vice President and

Assistant Treasurer

Roger Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated e-mail: flaherty@pfdincome.com

Questions concerning your shares of Flaherty & Crumrine Preferred Income Opportunity Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent & Shareholder Servicing Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

February 28, 2015

www.preferredincome.com